Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income including noncontrolling interest	$ 20,941	$ 30,149	$ 39,233	$ 25,701	$ 73,714
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	31,936	39,894	73,550	150,658	90,445
Deferred income taxes	7,219	4,739	(19,237)	(12,293)	61,544
Gain on sale of oil and gas properties					(48,208)
Loss on disposal of inventory and properties, net	20		1,463	657
Impairment of equity method investment			5,156
Changes in components of working capital:
Accounts and revenues receivable	12,171	6,493	687	15,036	5,762
Insurance receivable		6,050	6,050	6,700	(12,750)
Income tax receivables		(3,880)	(2,955)	325	(24)
Other current assets	(6,085)	(6,829)	2,370	(3,756)	(1,054)
Other non-current assets				2,400
Change in derivatives, net	2,230	2,603	8,825	22,602	(32,829)
Accounts payable and accrued liabilities	(4,520)	(20,613)	(5,219)	(14,075)	(2,820)
Current taxes payable	(343)	(314)	610	(6,918)	7,233
Interest payable on Senior Notes	(361)		5,048
Revenues payable	8,486	(1,187)	(1,372)	(1,532)	(18,612)
Net cash provided by operating activities	71,694	57,105	114,209	185,505	122,401
Investing activities
Change in restricted cash				2,000	18
Change in investments		149	150	(150)	(52,264)
Change in advances from joint interest partners	909	(991)	(1,052)	658	(288)
Payment of prepaid drilling expenses	(14,000)
Additions to oil and gas properties and equipment	(72,845)	(28,972)	(86,936)	(137,794)	(193,350)
Purchase of noncontrolling interest				(7,048)
Proceeds from net sales of oil and gas properties	2,125				54,362
Net cash used in investing activities	(83,811)	(29,814)	(87,838)	(142,334)	(191,522)
Financing activities
Proceeds from long-term borrowings	8,037	8,874	8,874	9,206	61,855
Payments on long-term borrowings	(2,832)	(12,055)	(119,024)	(24,043)	(11,179)
Deferred loan costs		304		(1,409)
Proceeds from issuance of 12.5% Senior Notes due 2015			148,629
Deferred bond costs			(6,701)
Proceeds from issuance of common stock					163
Treasury stock				(431)
Payment of dividends	(3,000)	(3,000)	(6,000)	(5,663)	(5,537)
Other	101		(5)	5
Net cash provided by (used in) financing activities	2,306	(5,877)	25,773	(22,335)	45,302
Increase (decrease) in cash and cash equivalents	(9,811)	21,414	52,144	20,836	(23,819)
Cash and cash equivalents, beginning of period	81,032	28,888	28,888	8,052	31,871
Cash and cash equivalents, end of period	$ 71,221	$ 50,302	$ 81,032	$ 28,888	$ 8,052